Fair Value of Financial Instruments, Quantitative Information about Level 3 Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments [Abstract]
Other real estate	$ 0	$ 0
Other real estate, write-down	$ 0	$ 0